Related Party Transactions and Shared Service Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Shared Service Costs
6.
Related Party Transactions and Shared Service Costs

On March 1, 2022, the Company and pH Pharma Co., Ltd entered into an administrative services and facilities agreement whereby pH Pharma Co., Ltd would perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Co., Ltd $100,000 per month through August 30, 2022 and $15,000 per month from September 1, 2022 through February 28, 2023 based on the estimated value of the services to be performed. Additionally, the Company reimbursed pH Pharma Co., Ltd $3,000 per month in lease payments from March 1, 2022 through February 28, 2023. At December 31, 2023, the balance payable to pH Pharma Co., Ltd under this agreement was $309,534, which was included in accounts payable in the consolidated balance sheet. On January 31, 2024, the Company and pH Pharma Co., Ltd entered into a settlement agreement, settled the outstanding debt for a one-time payment of $85,000, resulting in $207,967 recognized during three months ended March 31, 2024 in cancellation of trade liability, and terminated the administrative services and facilities agreement. The Company recognized $0 expenses under the administrative services and facilities agreement for the three months ended June 30, 2024 and 2023. The Company recognized $0 and $36,357 expenses under the administrative services and facilities agreement for the six months ended June 30, 2024 and 2023, respectively.

On April 1, 2024, the Company and pH Pharma Co., Ltd entered into an administrative services agreement whereby pH Pharma Co., Ltd will perform investor relations services, functions and responsibilities on behalf of the Company in the Republic of Korea.

Under the agreement, the Company is obligated to pay pH Pharma Co., Ltd. a one-time fee of $230,000 for the services performed from January 1, 2024 through April 30, 2024 and a monthly fee of $10,000 per month for services rendered from May 1, 2024 through July 31, 2024. At June 30, 2024, the amounts accrued to pH Pharma Co., Ltd under this agreement totaled $15,489, included in accounts payable in the unaudited condensed consolidated balance sheets. The Company recognized $77,500 and $250,000 in expense under this administrative services agreement for the three and six months ended June 30, 2024, respectively.

6.
Related Party Transactions and Shared Service Costs

At the date of the Spin-Off, the Company and pH Pharma Co., Ltd entered into an administrative services and facilities agreement whereby pH Pharma Co., Ltd would perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Co., Ltd $100,000 per month through August 30, 2022 and $15,000 per month from September 1, 2022 through February 28, 2023 based on the estimated value of the level of service to be performed. Additionally, the Company reimbursed pH Pharma Co., Ltd $3,000 per month in lease payments from the date of the Spin-Off through February 28, 2023. At December 31, 2023 and 2022, the amounts payable to pH Pharma Co., Ltd under this agreement totaled $309,534 and $426,673, respectively, included in accounts payable in the consolidated balance sheets. On January 31, 2024, the Company and pH Pharma Co., Ltd entered into a settlement agreement, settled the outstanding debt for a one-time payment of $85,000, resulting in a gain on debt extinguishment of $207,967, recognized during January 2024, and terminated the administrative services and facilities agreement.